Organization and Business Description (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2021	Dec. 14, 2020
Organization and Business Description Details [Line Items]
Total assets (in Dollars)	$ 41,238,472	$ 39,975,042
Total liabilities (in Dollars)	25,816,813	24,594,328
Accumulated deficit (in Dollars)	$ (6,412,100)	$ (7,606,597)
Heng Nuo Chen [Member]
Organization and Business Description Details [Line Items]
Total assets (in Dollars)			$ 5,879
Total liabilities (in Dollars)			$ 325,497
Percentage of assets			0.01%
Percentage of liabilities			0.41%
Accumulated deficit (in Dollars)			$ 305,780
Percentage of accumulated deficit			3.27%
ICZOOM Group Inc [Member]
Organization and Business Description Details [Line Items]
Equity interest percentage	100.00%			100.00%